UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      JL Advisors, LLC
           -----------------------------------------------------
Address:   655 Madison Avenue, 21st Floor
           New York, NY 10021
           -----------------------------------------------------

Form  13F  File  Number:  28-05227
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212)  593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                  New York,  NY                   2/08/2001
--------------------                  -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary:1
Number of Other Included Managers:                  0
                                              -------

Form  13F  Information  Table  Entry  Total:       19
                                              -------

Form  13F  Information  Table  Value  Total:  $95,804
                                              -------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
ANC Rental Corp                COM              001813104     2526  777300 X        SOLE             777300      0    0
Apogent Technologies Inc       COM              03760A101     3961  193200 X        SOLE             193200      0    0
Applied Power Inc              CL A             038225108     2761   84300 X        SOLE              84300      0    0
Blockbuster Inc                CL A             093679108      321   38300 X        SOLE              38300      0    0
Citizens Utils Co Del          Cl B             177342201    12765  972600 X        SOLE             972600      0    0
Earthgrains Co                 COM              270319106      928   50000 X        SOLE              50000      0    0
F M C Corp                     COM NEW          302491303    10603  147900 X        SOLE             147900      0    0
Global Lt Telecommunications   COM              37934X100     2207  507440 X        SOLE             507440      0    0
Hickory Tech Corp              COM              429060106     2552  124500 X        SOLE             124500      0    0
Litton Inds Inc                COM              538021106     4422   56200 X        SOLE              56200      0    0
Methode Electrs Inc            CL A             591520200     1997   88000 X        SOLE              88000      0    0
Philip Morris Cos Inc          COM              718154107     2200   50000 X        SOLE              50000      0    0
PSS World Med Inc              COM              69366A100     2429  485700 X        SOLE             485700      0    0
R H Donnelley Corp             COM NEW          74955W307    19567  804800 X        SOLE             804800      0    0
Reynolds R J Tob Hldgs Inc     COM              76182K105     1950   40000 X        SOLE              40000      0    0
Terex Corp New                 COM              880779103     1352   83500 X        SOLE              83500      0    0
True North Communications Inc  COM              897844106     6953  163600 X        SOLE             163600      0    0
Waddell & Reed Finl Inc        CL B             930059209    14201  378700 X        SOLE             378700      0    0
Worldcom Inc GA New            COM              98157D106     2109  150000 X        SOLE             150000      0    0